Related Party Transactions - Schedule of Expenses Incurred with Related Parties and the Relationship (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Expenses incurred expenses amount	$ 16,424	$ 153,404	$ 53,356	$ 212,761
Luxury Automotive Transport, Inc.[Member]
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Expenses incurred expenses incurred relationship	Company owned by stockholder’s relative	Company owned by stockholder’s relative
Expenses incurred expenses amount	$ 8,485	$ 103,308	24,590	196,425
British Food Stop [Member]
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Expenses incurred expenses incurred relationship	Company owned by stockholders’ relative	Company owned by stockholders’ relative
Expenses incurred expenses amount	$ 7,939	$ 50,096	$ 28,766	$ 16,336